UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22187

Pax World Funds Trust II
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1.           Schedule of Investments.

Pax MSCI North America ESG Index ETF

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
CONSUMER DISCRETIONARY — 10.6%
Advance Auto Parts, Inc.	38	$2,230
American Eagle Outfitters, Inc.	88	1,316
AutoZone, Inc. (a)	16	3,663
Bed Bath & Beyond, Inc. (a)	117	5,079
Best Buy Co., Inc.	173	7,064
BorgWarner, Inc. (a)	52	2,736
Canadian Tire Corp., Ltd. (Class A)	34	1,893
CarMax, Inc. (a)	99	2,758
Coach, Inc.	136	5,843
Darden Restaurants, Inc.	59	2,524
DeVry, Inc.	28	1,378
Discovery Communications, Inc. (Series A) (a)	60	2,613
Discovery Communications, Inc. (Series C) (a)	62	2,368
Ford Motor Co. (a)	1,319	16,145
GameStop Corp. (Class A) (a)	64	1,261
Garmin Ltd.	52	1,578
Genuine Parts Co.	70	3,121
Gildan Activewear, Inc. (a)	50	1,406
Harley-Davidson, Inc.	104	2,958
Hasbro, Inc.	58	2,582
J.C. Penney Co., Inc.	94	2,555
Johnson Controls, Inc.	299	9,119
Kohl’s Corp. (a)	130	6,848
Liberty Global, Inc. (Series A) (a)	58	1,787
Liberty Global, Inc. (Series C) (a)	51	1,559
Liberty Media Corp - Interactive (Class A) (a)	252	3,455
Limited Brands, Inc.	134	3,589
Lowe’s Cos., Inc.	641	14,288
Macy’s, Inc.	187	4,318
Marriott International, Inc. (Class A)	146	5,231
Mattel, Inc.	161	3,777
McDonald’s Corp.	482	35,914
NIKE, Inc. (Class B)	168	13,464
Nordstrom, Inc.	89	3,311
O’Reilly Automotive, Inc. (a)	61	3,245
Omnicom Group, Inc.	136	5,369
PetSmart, Inc.	54	1,890
Staples, Inc.	324	6,778
Starbucks Corp.	331	8,467
Starwood Hotels & Resorts Worldwide, Inc.	84	4,414
Target Corp.	311	16,620
The Gap, Inc.	214	3,989
The TJX Cos., Inc.	181	8,078
The Washington Post Co. (Class B)	3	1,198
Thomson Reuters Corp.	168	6,316
Tiffany & Co.	56	2,631
Tim Hortons, Inc.	77	2,805
Time Warner Cable, Inc.	158	8,530
V.F. Corp.	46	3,727
Virgin Media, Inc.	140	3,223
Whirlpool Corp.	33	2,672
Yellow Pages Income Fund	113	608
		270,291
CONSUMER STAPLES — 10.6%
Avon Products, Inc.	190	6,101
Campbell Soup Co.	90	3,218
Coca-Cola Enterprises, Inc. (a)	133	4,123
Colgate-Palmolive Co.	218	16,755
ConAgra Foods, Inc.	197	4,322
Dean Foods Co. (a)	80	817
Empire Co. Ltd.	12	642
General Mills, Inc.	295	10,779
H.J. Heinz Co.	141	6,679
Hansen Natural Corp. (a)	33	1,538
Hormel Foods Corp.	32	1,427
Kellogg Co.	118	5,960
Kimberly-Clark Corp.	183	11,904
Kraft Foods, Inc. (Class A)	781	24,102
Loblaw Cos., Ltd.	48	1,902
McCormick & Co., Inc.	53	2,228
Metro, Inc. (Class A)	47	2,039
PepsiCo, Inc.	723	48,036
Procter & Gamble Co.	1,291	77,421
Ralcorp Holdings, Inc. (a)	24	1,404
Safeway, Inc.	172	3,640
Saputo, Inc.	64	2,185
Sara Lee Corp.	279	3,747
Sysco Corp.	263	7,501
The Clorox Co.	62	4,139
The Estee Lauder Cos., Inc. (Class A)	51	3,225
The J.M. Smucker Co.	52	3,148
The Kroger Co.	272	5,892
Viterra, Inc. (a)	164	1,431
Whole Foods Market, Inc. (a)	64	2,375
		268,680
ENERGY — 8.6%
Apache Corp.	160	15,642
Cabot Oil & Gas Corp.	46	1,385
Cameron International Corp. (a)	108	4,640
Canadian Oil Sands Trust	105	2,598
Cenovus Energy, Inc.	332	9,548
Chesapeake Energy Corp.	289	6,546
Cimarex Energy Co.	37	2,449
Denbury Resources, Inc. (a)	168	2,669
Devon Energy Corp.	188	12,171
Diamond Offshore Drilling, Inc.	30	2,033
El Paso Corp.	313	3,875
Enbridge, Inc.	158	8,275
EOG Resources, Inc.	112	10,413
EQT Corp.	60	2,164
FMC Technologies, Inc. (a)	53	3,619
Hess Corp.	134	7,922
Kinder Morgan Management, LLC (a)	35	2,109
Marathon Oil Corp.	316	10,460
National-Oilwell Varco, Inc.	186	8,271
Newfield Exploration Co. (a)	59	3,389
Nexen, Inc.	232	4,667
Noble Corp.	114	3,852
Noble Energy, Inc.	77	5,782
Petrohawk Energy Corp. (a)	134	2,163
Pioneer Natural Resources Co.	51	3,316
Plains Exploration & Production Co. (a)	62	1,654
Pride International, Inc. (a)	78	2,295
QEP Resources, Inc.	77	2,321
Range Resources Corp.	70	2,669
Southwestern Energy Co. (a)	154	5,150
Spectra Energy Corp.	288	6,494
Suncor Energy, Inc.	700	22,791
Sunoco, Inc.	53	1,934
Talisman Energy, Inc.	451	7,890
The Williams Cos., Inc.	260	4,969
TransCanada Corp.	305	11,315
Ultra Petroleum Corp. (a)	67	2,813

1

Security Description	Shares	Value

Weatherford International, Ltd. (a)	328	$5,609
		217,862
FINANCIALS — 17.3%
AFLAC, Inc.	208	10,756
AMB Property Corp. (b)	74	1,959
American Express Co.	492	20,679
Ameriprise Financial, Inc.	114	5,396
Annaly Capital Management, Inc. (b)	275	4,840
Arch Capital Group, Ltd. (a)	22	1,844
Assurant, Inc.	51	2,076
Axis Capital Holdings, Ltd.	53	1,746
Bank of Nova Scotia	460	24,554
BB&T Corp.	308	7,417
BlackRock, Inc.	15	2,554
Boston Properties, Inc. (b)	61	5,070
Capital One Financial Corp.	202	7,989
Chubb Corp.	145	8,263
Cincinnati Financial Corp.	68	1,962
CME Group, Inc.	29	7,553
Comerica, Inc.	78	2,898
Discover Financial Services	241	4,020
Duke Realty Corp. (b)	110	1,275
Eaton Vance Corp.	52	1,510
Everest Re Group, Ltd.	25	2,162
Federal Realty Investment Trust (b)	26	2,123
Fifth Third Bancorp	353	4,247
Franklin Resources, Inc.	70	7,483
Genworth Financial, Inc. (Class A) (a)	217	2,652
HCP, Inc. (b)	131	4,713
Health Care REIT, Inc. (b)	55	2,604
Host Hotels & Resorts, Inc. (b)	281	4,069
Hudson City Bancorp, Inc.	215	2,636
Intercontinental Exchange, Inc. (a)	30	3,142
Invesco, Ltd.	193	4,097
Keycorp	391	3,112
Kimco Realty Corp. (b)	180	2,835
Legg Mason, Inc.	72	2,182
Liberty Property Trust (b)	50	1,595
Lincoln National Corp.	134	3,205
M&T Bank Corp.	49	4,009
Marshall & Ilsley Corp.	222	1,563
New York Community Bancorp, Inc.	183	2,974
Northern Trust Corp.	98	4,727
NYSE Euronext	116	3,314
PartnerRe, Ltd.	32	2,566
People’s United Financial, Inc.	166	2,173
PNC Financial Services Group, Inc.	233	12,095
Principal Financial Group, Inc.	142	3,681
ProLogis (b)	211	2,485
Regency Centers Corp. (b)	36	1,421
Regions Financial Corp.	530	3,853
Royal Bank of Canada	637	33,178
SEI Investments Co.	58	1,180
State Street Corp.	223	8,398
SunTrust Banks, Inc.	222	5,734
T. Rowe Price Group, Inc.	115	5,757
TFS Financial Corp.	40	368
The Bank of New York Mellon Corp.	539	14,084
The Charles Schwab Corp.	486	6,755
The Macerich Co. (b)	57	2,448
The NASDAQ OMX Group, Inc. (a)	60	1,166
The Progressive Corp.	283	5,906
The Travelers Cos., Inc.	220	11,462
Toronto-Dominion Bank	390	28,220
U.S. Bancorp	852	18,420
Unum Group	148	3,278
Ventas, Inc. (b)	69	3,558
Vornado Realty Trust (b)	72	6,158
W.R. Berkley Corp.	61	1,651
Wells Fargo & Co.	2,218	55,738
White Mountains Insurance Group, Ltd.	3	925
XL Group PLC	152	3,292
		439,755
HEALTH CARE — 11.4%
Abbott Laboratories	692	36,150
Aetna, Inc.	188	5,943
Allergan, Inc.	137	9,115
Baxter International, Inc.	266	12,691
Becton, Dickinson & Co.	103	7,632
Bristol-Myers Squibb Co.	765	20,739
Genzyme Corp. (a)	118	8,353
Gilead Sciences, Inc. (a)	395	14,066
Hospira, Inc. (a)	73	4,162
Johnson & Johnson	1,236	76,582
Life Technologies Corp. (a)	81	3,782
McKesson Corp.	120	7,414
Medco Health Solutions, Inc. (a)	203	10,568
Medtronic, Inc.	489	16,421
Merck & Co., Inc.	1,397	51,423
Valeant Pharmaceuticals International, Inc.	63	1,589
Waters Corp. (a)	41	2,902
		289,532
INDUSTRIALS — 11.5%
3M Co.	304	26,360
AMETEK, Inc.	47	2,245
Avery Dennison Corp.	43	1,596
Bombardier, Inc. (Class B)	636	3,122
C.H. Robinson Worldwide, Inc.	77	5,384
CAE, Inc.	113	1,166
Canadian National Railway Co.	211	13,494
Canadian Pacific Railway, Ltd.	74	4,521
Caterpillar, Inc.	282	22,188
Cooper Industries PLC	74	3,621
CSX Corp.	172	9,515
Cummins, Inc.	84	7,609
Danaher Corp.	265	10,762
Deere & Co.	188	13,119
Delta Air Lines, Inc. (a)	116	1,350
Dover Corp.	83	4,333
Eaton Corp.	70	5,774
Emerson Electric Co.	338	17,799
Equifax, Inc.	56	1,747
Expeditors International Washington, Inc.	94	4,346
Fastenal Co.	60	3,191
FedEx Corp.	132	11,286
Finning International, Inc.	75	1,744
Fluor Corp.	79	3,913
Foster Wheeler AG (a)	56	1,370
Illinois Tool Works, Inc.	204	9,592
Ingersoll-Rand PLC	143	5,107
Iron Mountain, Inc.	81	1,810
J.B. Hunt Transport Services, Inc.	42	1,457
Manpower, Inc.	36	1,879
Masco Corp.	159	1,751
Norfolk Southern Corp.	164	9,760
PACCAR, Inc.	147	7,078
Pall Corp.	51	2,124
Pentair, Inc.	43	1,446
Pitney Bowes, Inc.	92	1,967

2

Security Description	Shares	Value

Precision Castparts Corp.	63	$8,023
Quanta Services, Inc. (a)	93	1,774
R.R. Donnelley & Sons Co.	91	1,543
Robert Half International, Inc.	63	1,638
Rockwell Automation, Inc.	63	3,889
Roper Industries, Inc.	41	2,672
Southwest Airlines Co.	83	1,085
SPX Corp.	21	1,329
The Dun & Bradstreet Corp.	22	1,631
Tyco International, Ltd.	228	8,374
United Parcel Service, Inc. (Class B)	323	21,541
Verisk Analytics, Inc. (Class A) (a)	44	1,232
W.W. Grainger, Inc.	30	3,573
Waste Management, Inc.	203	7,255
		291,085
INFORMATION TECHNOLOGY — 18.4%
Accenture PLC (Class A)	283	12,025
Adobe Systems, Inc. (a)	234	6,119
Advanced Micro Devices, Inc. (a)	254	1,806
Agilent Technologies, Inc. (a)	155	5,172
Applied Materials, Inc.	597	6,973
Autodesk, Inc. (a)	102	3,261
CA, Inc.	182	3,844
CGI Group, Inc. (Class A) (a)	111	1,671
Cisco Systems, Inc. (a)	2,560	56,064
Dell, Inc. (a)	819	10,614
EMC Corp. (a)	914	18,563
Google, Inc. (Class A) (a)	110	57,837
Hewlett-Packard Co.	1,051	44,216
Intel Corp.	2,494	47,960
International Business Machines Corp.	575	77,131
Intuit, Inc. (a)	133	5,827
Motorola, Inc. (a)	981	8,368
Open Text Corp. (a)	24	1,132
Oracle Corp.	1,799	48,303
Research In Motion, Ltd. (a)	220	10,712
Salesforce.com, Inc. (a)	51	5,702
Symantec Corp. (a)	355	5,385
Texas Instruments, Inc.	543	14,737
Xerox Corp.	613	6,345
Yahoo!, Inc. (a)	585	8,289
		468,056
MATERIALS — 5.8%
Agnico-Eagle Mines, Ltd.	74	5,261
Agrium, Inc.	69	5,177
Air Products & Chemicals, Inc.	94	7,785
Airgas, Inc.	34	2,310
Alcoa, Inc.	454	5,498
Allegheny Technologies, Inc.	39	1,812
Ball Corp.	38	2,236
Celanese Corp. (Series A)	69	2,215
Cliffs Natural Resources, Inc.	60	3,835
Crown Holdings, Inc. (a)	72	2,064
Eastman Chemical Co.	31	2,294
Ecolab, Inc.	103	5,226
Goldcorp, Inc.	329	14,293
Inmet Mining Corp.	23	1,281
International Flavors & Fragrances, Inc.	35	1,698
International Paper Co.	184	4,002
Kinross Gold Corp.	504	9,454
Lubrizol Corp.	30	3,179
Martin Marietta Materials, Inc.	19	1,463
MeadWestvaco Corp.	75	1,829
Nucor Corp.	140	5,348
Owens-Illinois, Inc. (a)	73	2,048
Pactiv Corp. (a)	58	1,913
Potash Corp. of Saskatchewan, Inc.	133	19,065
Praxair, Inc.	136	12,275
Sealed Air Corp.	70	1,574
Sigma-Aldrich Corp.	53	3,200
Teck Resources, Ltd. (Class B)	233	9,584
United States Steel Corp.	63	2,762
Vulcan Materials Co.	56	2,068
Yamana Gold, Inc.	327	3,728
		146,477
TELECOMMUNICATION SERVICES — 2.2%
American Tower Corp. (Class A) (a)	179	9,175
BCE, Inc.	111	3,612
CenturyLink, Inc.	133	5,248
Crown Castle International Corp. (a)	129	5,695
Frontier Communications Corp.	434	3,546
Level 3 Communications, Inc. (a)	736	690
MetroPCS Communications, Inc. (a)	110	1,151
NII Holdings, Inc. (a)	74	3,041
Qwest Communications International, Inc.	695	4,358
Rogers Communications, Inc. (Class B)	198	7,411
SBA Communications Corp. (Class A) (a)	49	1,975
Sprint Nextel Corp. (a)	1,310	6,065
Telephone & Data Systems, Inc.	21	689
Windstream Corp.	214	2,630
		55,286
UTILITIES — 3.0%
Alliant Energy Corp.	49	1,781
American Water Works Co., Inc.	77	1,792
Calpine Corp. (a)	158	1,967
Canadian Utilities, Ltd. (Class A)	37	1,793
CenterPoint Energy, Inc.	175	2,751
Consolidated Edison, Inc.	125	6,028
DTE Energy Co.	74	3,399
Integrys Energy Group, Inc.	33	1,718
MDU Resources Group, Inc.	79	1,576
NextEra Energy, Inc.	174	9,464
NiSource, Inc.	123	2,140
Northeast Utilities	78	2,306
NSTAR	47	1,849
ONEOK, Inc.	44	1,982
Pepco Holdings, Inc.	99	1,841
PG&E Corp.	165	7,494
Pinnacle West Capital Corp.	48	1,981
PPL Corp.	208	5,664
SCANA Corp.	52	2,097
Sempra Energy	104	5,595
TransAlta Corp.	97	2,070
Wisconsin Energy Corp.	51	2,948
Xcel Energy, Inc.	204	4,686
		74,922
TOTAL COMMON STOCKS — (Cost $2,462,216)		2,521,946

SHORT TERM INVESTMENT — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional Liquid Reserves Fund (Cost $26,292)	26,292	26,292

3

TOTAL INVESTMENTS — 100.4% (Cost $2,488,508)	$2,548,238
OTHER ASSETS AND LIABILITIES — (0.4)%	(10,829)
NET ASSETS — 100.0%	$2,537,409

(a) Non-income producing security.

(b) REIT = Real Estate Investment Trust

Geographical Diversification

Country	Percent of Net Assets
Canada	11.8%
United States	88.6%
Other Assets & Liabilities	(0.4)%
Total Net Assets	100.0%

4

Notes to Schedule of Investments

Pax World Funds Trust II

Organization

Pax World Funds Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on February 7, 2008.

As of September 30, 2010, the Trust offered one portfolio which represents a series of beneficial interest in the Trust, the Pax MSCI North America ESG Index ETF (referred to as the “Fund”), which commenced operations on May 18, 2010 and which was first listed on NYSE Arca, Inc. on May 19, 2010. The financial statements herein relate to the Fund which operates as a non-diversified investment company. The Fund’s investment objective is to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI North America ESG Index.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, while the Trust has a relatively short operating history, the Trust nonetheless expects the risk of loss to be remote.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Funds investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

If market quotations are not readily available (including in cases when available market quotations are deemed unreasonable), the Fund’s investments will be valued determined in good faith pursuant to policies and procedures approved by the board of trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s net asset value per share (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation.

The Board of Trustees of the Trust has determined that, because shares of the Fund are purchased or redeemed principally by the delivery of in-kind securities, rather than cash, the use of local market closing prices to determine the value of foreign securities, rather than fair values determined as of the New York Stock Exchange (“NYSE”) Close to give effect to intervening changes in one or more Indexes, is unlikely to result in material dilution of the interests of the Fund’s shareholders. Therefore, and in order to minimize tracking error relative to the respective index (which is based on local market closing prices), the Fund generally intends to use local market closing prices to value foreign securities, and may determine in the future to value foreign securities using a different methodology.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.

For purposes of calculating NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 —quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Fund’s net assets are computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. Utilization of inputs for such investments may result in transfers between Levels.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

	Level One	Level Two	Level Three	Total
Common Stocks	$2,521,946	$—	$—	$2,521,946
Money Market Fund	26,292	—	—	26,296
Total	$2,548,238	$—	$—	$2,548,238

The Fund did not hold any Level 3 categorized securities during the period from May 18, 2010 through September 30, 2010.

Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Investment Information

At September 30, 2010, the Fund had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $2,463,219; $0; $3,196,342; and $694,195; respectively. At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, the cost was $2,488,508, gross unrealized appreciation was $132,749 and gross unrealized depreciation was $73,019, resulting in net unrealized appreciation of $59,730.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.esgshares.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.           Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.           Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Trust II

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Trust II

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 22, 2010

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 22, 2010